FIXED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
FIXED ASSETS
Fixed assets
	December 31, 2021	March 31, 2021
Land	$324,293	$324,293
Buildings	5,007,505	4,702,063
Machinery and equipment	9,607,180	7,580,873
Autos and trucks	247,356	213,849
	15,186,334	12,891,078
Accumulated depreciation	(1,420,062)	(452,158)
Fixed assets, net	$13,766,272	$12,236,557

Asset	March 31, 2021 ($)	March 31, 2020 ($)
Land	324,293	202,293
Buildings	4,702,063	509,762
Machinery and equipment	7,580,873	221,987
Autos and trucks	213,849	19,063
Subtotal	12,815,178	953,105
Accumulated depreciation	(584,521)	(245,297)
Fixed assets, net	12,236,557	707,808